6. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Borrowings from the FHLB outstanding

Borrowings from the FHLB outstanding at December 31, 2014 and 2013 consist of the following:

December 31, 2014
(Dollars in thousands)

Maturity Date	Call Date	Rate	Rate Type	Amount
October 17, 2018	N/A	3.398%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.638%	Adjustable Rate Hybrid	15,000

October 17, 2018	N/A	3.413%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.468%	Adjustable Rate Hybrid	5,000

May 8, 2018	N/A	1.792%	Floating to Fixed	5,000

May 8, 2018	N/A	3.432%	Floating to Fixed	15,000

				$50,000

December 31, 2013
(Dollars in thousands)

Maturity Date	Call Date	Rate	Rate Type	Amount
March 25, 2019	N/A	4.260%	Convertible	5,000

November 12, 2014	N/A	2.230%	Fixed Rate Hybrid	5,000

October 17, 2016	N/A	3.734%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.414%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.654%	Adjustable Rate Hybrid	15,000

October 17, 2018	N/A	3.429%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.484%	Adjustable Rate Hybrid	5,000

May 8, 2018	N/A	1.799%	Floating to Fixed	5,000

May 8, 2018	N/A	3.439%	Floating to Fixed	15,000

				$65,000